Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions
20.	Provisions
Changes in provisions for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020								As of December 31, 2020
	Beginning balance		Increase	Utilization	Reversal	Other	Business Combination	Ending balance	Current	Non-current
Provision for restoration	￦	102,519	15,616	(3,610)	(1,492)	(6)	626	113,653	42,348	71,305
Emission allowance		5,257	7,400	—	(5,233)	—	—	7,424	7,424	—
Other provisions(*)		57,385	3,250	(30,861)	(1,904)	(199)	2,129	29,800	19,591	10,209

	￦	165,161	26,266	(34,471)	(8,629)	(205)	2,755	150,877	69,363	81,514

(*)	￦18,717 million of current provisions are included in the other provisions relating to SK Planet Co., Ltd.’s onerous contracts. (See note 38)

(In millions of won)
	2019								As of December 31, 2019
	Beginning balance		Increase	Utilization	Reversal	Other	Business Combination	Ending balance	Current	Non-current
Provision for restoration	￦	98,060	9,424	(3,409)	(1,711)	115	40	102,519	48,391	54,128
Emission allowance		2,238	5,037	(1,086)	(932)	—	—	5,257	5,257	—
Other provisions(*)		107,229	7,609	(45,260)	(163)	(12,030)	—	57,385	32,672	24,713

	￦	207,527	22,070	(49,755)	(2,806)	(11,915)	40	165,161	86,320	78,841

(*)	￦32,104 million of current provisions and ￦18,018 million of non-current provisions are included in the other provisions relating to SK Planet Co., Ltd.’s onerous contracts.